Document and Entity Information	Mar. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	Metacrine, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39512
Entity Tax Identification Number	47-2297384
Entity Address, Address Line One	4225 Executive Square
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	369-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001634379